Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000261877 | EchoStar8981107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261877 | Matthews International8981124
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261877 | Resideo Funding8981127
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261877 | Wells Fargo Commercial Mortgage Trust8981165
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261877 | Janus Henderson AAA CLO ETF8981159
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261877 | SYCA Commercial Mortgage Trust8981162
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261877 | Sotera Health Holdings, LLC, 2025 Refinancing Term Loan8981068
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261877 | DBC Mortgage Trust8981091
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261877 | Commscope, LLC, Initial Term Loan8981049
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261877 | BFLD Commercial Mortgage Trust8981087
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261878 | EchoStar8981107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261878 | Matthews International8981124
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261878 | Resideo Funding8981127
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261878 | Wells Fargo Commercial Mortgage Trust8981165
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261878 | Janus Henderson AAA CLO ETF8981159
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261878 | SYCA Commercial Mortgage Trust8981162
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261878 | Sotera Health Holdings, LLC, 2025 Refinancing Term Loan8981068
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261878 | DBC Mortgage Trust8981091
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261878 | Commscope, LLC, Initial Term Loan8981049
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261878 | BFLD Commercial Mortgage Trust8981087
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261876 | EchoStar8981107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261876 | Matthews International8981124
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261876 | Resideo Funding8981127
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261876 | Wells Fargo Commercial Mortgage Trust8981165
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261876 | Janus Henderson AAA CLO ETF8981159
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261876 | SYCA Commercial Mortgage Trust8981162
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261876 | Sotera Health Holdings, LLC, 2025 Refinancing Term Loan8981068
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261876 | DBC Mortgage Trust8981091
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261876 | Commscope, LLC, Initial Term Loan8981049
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261876 | BFLD Commercial Mortgage Trust8981087
Holdings [Line Items]
Percent of Total Investments	3.90%